Principal accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Principal accounting policies
Schedule of Property and Equipment Estimated Useful Lives and Residual Rate

	Estimated useful lives	Residual rate
Servers, computers and equipment	3-4 years	0%
Leasehold improvements	Shorter of lease term or the estimated useful lives of the assets	0%
Office furnitures and others	3-5 years	0%-5%

Schedule of amortization of finite-lived intangible assets is computed using the straight-line method over their estimated useful lives

Estimated useful lives
Copyrights of video content	1 – 4 years
License	15 years
Software	1 – 10 years
Domain names	15 years
Trademarks	5-11 years
Platform content	7 years
Technology	4 years

Disaggregation of Revenue

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Live streaming	10,186,204	8,195,907	6,450,782
Advertising and others (i)	1,165,242	1,068,444	543,546
Total	11,351,446	9,264,351	6,994,328
(i)	Advertising and others mainly include advertising, sub-licensing and online games revenues.

Summary of Revenue Related to Performance Obligation

	2024	2025 and after	Total
	RMB	RMB	RMB
Revenue expected to be recognized	412,257	47,864	460,121